Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Prepayments and other current assets
Receivables related to employees' exercise of share-based awards		¥ 289,196	¥ 811,783
VAT receivables		423,286
Interest receivables		7,289	135,498
Prepaid rental fees		272,480	145,501
Prepaid promotion expenses		60,788	45,677
Deposits		135,157	166,945
Bridge loans		150,000	157,438
Staff loans		5,182	151,612
Employee advances		20,206	16,217
Others		122,857	103,663
Total	$ 229,467	¥ 1,486,441	¥ 1,734,334